Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of each series of Alternative Funds, Equity Funds and Income Funds, each as amended and supplemented

Effective immediately, the following changes apply to the Summary Prospectuses, Prospectuses and Statement of Additional Information for each series of the Alternative Funds, Equity Funds and Income Funds (each a “Fund”):

(1) All references to “State Street Bank and Trust Company” and “State Street,” in its capacity as each Fund’s transfer and shareholder servicing agent, in each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are hereby deleted in their entirety and replaced with “DST Asset Manager Solutions, Inc.”

(2) All references to the address “Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403” in each Fund’s Summary Prospectuses and Prospectuses, as applicable, are hereby deleted in their entirety and replaced with the following:

Neuberger Berman Funds, P.O. Box 219189, Kansas City, MO 64121-9189.

(3) All references to the address “Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021” in each Fund’s Summary Prospectuses and Prospectuses, as applicable, are hereby deleted in their entirety and replaced with the following:

Neuberger Berman Funds, 430 West 7th Street, Suite 219189, Kansas City, MO 64105-1407.

(4) All references to the addresses “State Street Bank and Trust Company, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403” and “Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403” in each Fund’s Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

Neuberger Berman Funds, P.O. Box 219189, Kansas City, MO 64121-9189.

(5) The second and third sentences of the paragraph under the “Custodian and Transfer Agent” section of each Fund’s Statement of Additional Information (except for the Neuberger Berman Absolute Return Multi-Manager Fund) are hereby deleted in their entirety and replaced with the following:

DST Asset Manager Solutions, Inc. serves as each Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions. All correspondence should be mailed to Neuberger Berman Funds, P.O. Box 219189, Kansas City, MO 64121-9189.

(6) The second and third sentences of the paragraph under the “Custodian and Transfer Agent” section of the Neuberger Berman Absolute Return Multi-Manager Fund’s Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

DST Asset Manager Solutions, Inc. serves as the Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions. All correspondence should be mailed to Neuberger Berman Funds, P.O. Box 219189, Kansas City, MO 64121-9189.

The date of this supplement is March 29, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com